ACCOUNTS RECEIVABLE, NET	12 Months Ended
Dec. 31, 2020
Accounts Receivable, Net [Abstract]
ACCOUNTS RECEIVABLE, NET
5.	ACCOUNTS RECEIVABLE, NET

Accounts receivable and allowance for credit losses consist of the following:

	December 31,
	2019 $	2020 $

Accounts receivable	191,118	370,977
Allowance for credit losses	(4,083)	(7,978)
	187,035	362,999

As of December 31, 2019 and 2020, all accounts receivable were due from third party customers.

An analysis of the allowance for credit losses is as follows:

_$
Balance at January 1, 2018	1,830
Charged to expenses	2,205
Reversal	(47)
Write-off of accounts receivable	(1,588)
Balance at December 31, 2018	2,400
Charged to expenses	4,687
Reversal	(1,431)
Write-off of accounts receivable	(1,537)
Exchange differences	(36)
Balance at December 31, 2019	4,083
Charged to expenses	5,155
Write-off of accounts receivable	(1,415)
Exchange differences	155
Balance at December 31, 2020	7,978

Additions to the Company’s allowance for credit losses were recorded within general and administrative expenses.